PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 30,714
Additions to property, plant and equipment	401	$ 68
Items recognized through OCI
Foreign currency translation	(2,179)
Items recognized through net income
Changes in fair value	(11)
Depreciation	(398)
Ending balance	28,527		$ 30,714
Other intangible assets	8		10
Construction in progress	397		334
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,024
Additions to property, plant and equipment	316
Items recognized through OCI
Foreign currency translation	(1,777)
Items recognized through net income
Changes in fair value	(4)
Depreciation	(254)
Ending balance	24,305		26,024
Right-of-use asset not subject to revaluation, disposal	63		71
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,258
Additions to property, plant and equipment	12
Items recognized through OCI
Foreign currency translation	(342)
Items recognized through net income
Changes in fair value	(3)
Depreciation	(130)
Ending balance	3,795		4,258
Right-of-use asset not subject to revaluation, disposal	50		51
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	197
Additions to property, plant and equipment	72
Items recognized through OCI
Foreign currency translation	(5)
Items recognized through net income
Changes in fair value	(4)
Depreciation	(7)
Ending balance	253		197
Right-of-use asset not subject to revaluation, disposal	1		0
Storage & Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	235
Additions to property, plant and equipment	1
Items recognized through OCI
Foreign currency translation	(55)
Items recognized through net income
Changes in fair value	0
Depreciation	(7)
Ending balance	174		235
Right-of-use asset not subject to revaluation, disposal	3		$ 3
LOUISIANA | Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property, plant and equipment	$ 247